Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000248158 [Member]
Shareholder Report [Line Items]
Fund Name	Keating Active ETF
Class Name	Keating Active ETF
Trading Symbol	KEAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Keating Active ETF (the “Fund”) for the period of March 26, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://etfkeatinginvestment.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$74	0.85%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund had a mid-single digit total return during a shortened first fiscal year of operations. The Fund was positioned heavily in energy producers, telecommunications and gold miners, as well as international stocks in general. These sectors were not in fashion this year as most investors were attracted to large-cap U.S. technology companies around the Artificial Intelligence boom. The Fund also held smaller companies than market participants were favoring this year. The performance was especially challenged in December 2024, when value stocks in general experienced an unexpected, correlated drawdown. Performance rebounded in early 2025 in the last month of our fiscal year. The main drivers of returns were large positive moves in some concentrated positions. The drag on returns was a lack of exposure to mega-cap U.S. stocks and the technology sector in general. The Fund’s investments continue to be concentrated in absolute value while the overall market remained focused on momentum driven strategies favoring U.S. large cap companies in 2025.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE CUMULATIVE RETURNS
Since Inception (3/26/2024)
Keating Active ETF - NAV	5.69%
Solactive GBS United States 1000 Index	17.27%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://etfkeatinginvestment.com for more recent performance information.

Performance Inception Date	Mar. 26, 2024
Net Assets	$ 80,948,756
Holdings Count | holding	32
Advisory Fees Paid, Amount	$ 567,754
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
U.S. Treasury Securities	31.9%
Consumer Staples	17.1%
Energy	16.7%
Communication Services	10.3%
Materials	8.6%
Health Care	6.3%
Industrials	4.3%
Financials	2.9%
Real Estate	1.2%
Information Technology	0.5%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares 0-5 Year TIPS Bond ETF	31.9%
Agnico Eagle Mines Ltd.	5.0%
Barrick Gold Corp.	3.6%
Oceaneering International, Inc.	3.5%
Philip Morris International, Inc.	3.4%
Suncor Energy, Inc.	3.3%
J. Sainsbury PLC - ADR	3.3%
Equinor ASA - ADR	3.3%
GSK PLC - ADR	3.3%
Verizon Communications, Inc.	3.1%